Trust for Advised Portfolios
c/o U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

August 29, 2018

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, D.C.  20549

Re:	Trust for Advised Portfolios (the “Trust”)
File Numbers:  333-108394 and 811-21422
Zevenbergen Growth Fund S000050413
Zevenbergen Genea Fund S000050414

Ladies and Gentlemen:

Pursuant to Rule 485(a)(1) of the Securities Act of 1933, as amended, (the “1933 Act”), the Investment Company Act of 1940, as amended (the “1940 Act”), and the regulations thereunder, transmitted herewith on behalf of the Trust and its series, Zevenbergen Growth Fund and Zevenbergen Genea Fund (the “Funds”), is Post-Effective Amendment No. 142 under the 1933 Act and Amendment No. 143 under the 1940 Act to the Trust’s Registration Statement on Form N-1A (the “Amendment”).  The Amendment is being filed to add environmental, social, and governance criteria language to the Funds.

As a point of information, the Staff last provided a review of the Trust’s registration statement relating to the Funds filed as Post-Effective Amendment No. 67 on June 5, 2015. Post-Effective Amendment No. 67 was filed for the purpose of registering the Funds as new series of the Trust.  The Trust responded to the Staff’s oral comments and suggestions in a correspondence filing on July 24, 2015 and the Trust filed Post-Effective Amendment No. 71 on August 19, 2015 to incorporate revisions made pursuant to the Staff’s comments. As this current Amendment is being filed to add environmental, social, and governance criteria and does not include any other material changes, the Trust requests that the Amendment be afforded selective review pursuant to ADI 2018‑06.

Pursuant to Rule 485(a)(1) of the 1933 Act, the Trust anticipates that this filing shall become effective 60 days after filing.  At or before the 60-day effective date, the Trust will file another Post-Effective Amendment to its Registration Statement under Rule 485(b) of the 1933 Act to be effective on or after October 28, 2018, which coincides with the Funds’ annual update of its registration statement.  The purpose of that filing will be to incorporate any comments made by the Staff on this Amendment and update any missing information and/or file updated exhibits to the Registration Statement.

If you have any questions regarding the enclosed, please do not hesitate to contact the undersigned at 626-914-7220.

Sincerely,

/s/ Eric W. Pinciss

Eric W. Pinciss, Esq.
Secretary
Trust for Advised Portfolios

Enclosures